Commitments and Contingencies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Car	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commitments and Contingencies (Textual)
Bank performance guarantee	$ 36
Rental agreements expiry date	Apr. 30, 2023
Number of leased cars | Car	29
Lease agreements duration	48 months
Sublease income	$ 11
Total lease expenses, net	$ 1,248	$ 1,023	$ 801
Bank guarantee expiration date	Apr. 30, 2018
Royalties rate, description	The Company is required to pay royalties at a rate of 5% of sales of products developed with funds provided by the BIRD-F, up to an amount equal to 150% of the BIRD-F's grant, linked to the United States Consumer Price Index ("CPI") relating to such products.
Grants intended costs, description	The grant is intended to cover up to 50% from the costs of the office establishment, logistics expenses and hiring employees and consultants in India and China, based on the approved budget for the plan over a period of three years.
Israel Innovation Authority (IIA) [Member]
Commitments and Contingencies (Textual)
Percent of grants received paid in royalties	100.00%
Total commitment with respect to royalty-bearing participation received, net of royalties paid	$ 45,784
Proceeds from grants received	42,470
Accumulated interest, grants	16,953
Net of royalties paid	13,639
Royalty expenses	$ 1,303	$ 1,033	$ 655
Israel Innovation Authority (IIA) [Member] | Minimum [Member]
Commitments and Contingencies (Textual)
Royalty payable range	3.00%
Israel Innovation Authority (IIA) [Member] | Maximum [Member]
Commitments and Contingencies (Textual)
Royalty payable range	5.00%
MOE [Member]
Commitments and Contingencies (Textual)
Royalty payable range	3.00%
Proceeds from grants received	$ 668
Grant approved over a period	5 years
BIRD-F [Member]
Commitments and Contingencies (Textual)
Proceeds from grants received	$ 340
Pay royalties up to an amount	836
Linkage to CPI	460
Net of royalties paid	$ 376